Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (13,893,281)	$ (105,296,603)	$ (1,009,952)
Adjustments to reconcile net (loss) to net cash provided by (used in) operating activities:
Depreciation of property and equipment	14,426,733	27,829,730	13,113,964
Loss (gain) from disposal of property and equipment	165,160	(1,353,299)	3,746,247
Realized gain on exchange of digital assets	(18,789,998)	(6,548,841)	(20,813,167)
Impairment of digital assets	6,632,437	24,654,267	27,993,571
Impairment of property and equipment		50,038,650
Gain from sale of investment security	(8,220)	(1,039,999)
Share based compensation expenses	9,118,812	2,262,691	21,907,416
Realized and unrealized gains on digital assets held within Investment Fund	(1,432,517)
Liquidated damage expenses		619,355
Loss on write-off of deposit to hosting facility	2,041,491	129,845
Gain from divestiture of a subsidiary		(52,383)
Deferred tax (benefits) expenses		(404,290)	404,291
Changes in fair value of investment security	(485,776)	545,412
Equity loss from one equity method investment	7,695
Digital assets mined	(44,240,418)	(32,270,689)	(96,078,570)
Digital assets earned from staking	(675,713)	(25,904)
Changes in operating assets and liabilities:
Digital assets and stable coins	46,882,223	25,140,951	5,706,790
Digital assets held in fund	(6,115,538)
Operating lease right-of-use assets	(6,216,255)
Deferred revenue	13,073,449
Lease liability	6,216,255
Other current assets	(15,321,514)	2,472,503	(257,736)
Other non-current assets	(358,529)	(2,318,629)	(5,538,500)
Accounts payable	692,854	3,163,976	21,551,220
Income tax receivable	736,444	(736,445)
Income tax payable	50,973	(559,724)	559,774
Long-term income tax payable	152,200	276,728	2,767,276
Deferred tax liability	112,251
Other payables and accrued liabilities	6,451,037	4,976,670	8,595,484
Other long-term liabilities	1,883,333
Net Cash Provided by (Used in) Operating Activities	1,105,588	(8,496,028)	(17,351,892)
Cash Flows from Investing Activities:
Purchases of and deposits made for property and equipment	(66,659,602)	(19,333,310)	(46,841,220)
Proceeds from sales of property and equipment		1,081,075
Proceeds from disposal of long-term investment	89,519	1,706,665
Loss of cash in connection with divestiture of a subsidiary		(59,695)
Investment in equity securities	(2,188,981)	(2,000,000)
Loan made to third parties	(400,000)
Net Cash Used in Investing Activities	(69,159,064)	(18,605,265)	(46,841,220)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares under private placement, net of issuance costs	45,250,801	21,010,000	74,958,366
Proceeds from issuance of ordinary shares under direct offering, net of issuance costs			34,255,000
Proceeds from issuance of convertible notes, net of issuance costs			1,280,000
Payment of liquidated damages related to private placement transactions		(2,219,355)	(3,200,000)
Net proceeds from issuance of common stock/At-the-market offering	8,569,999
Cash received from stock option exercise by employee	2,550
Withholding of common shares to pay employee withholding taxes		(76,820)	(1,094,859)
Repayment of borrowings to related parties			(12,000)
Payment of dividends	(1,600,000)
Net Cash Provided by Financing Activities	52,223,350	18,713,825	106,186,507
Net (decrease) increase in cash, cash equivalents and restricted cash	(15,830,126)	(8,387,468)	41,993,395
Cash, cash equivalents and restricted cash, beginning of year	34,011,060	42,398,528	405,133
Cash, cash equivalents and restricted cash, end of year	18,180,934	34,011,060	42,398,528
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax, net of (refunds)	(632,820)	734,200	125,000
Non-cash Transactions of Investing and Financing Activities
Collection of USDC from private placement			1,179,368
Proceeds from sales of miners in USDT			9,441,561
Investment in an investment security in USDC			(1,000,000)
Purchases of property and equipment in USDT			(21,103,910)
Purchases of property and equipment in USDC	(12,181,655)	(2,366,580)	(895,893)
Issuance of ordinary shares in exchange of property and equipment		(5,637,523)
Reclassification of deposits to property and equipment	13,004,329	(40,524,763)
Payment of deposits on equipment in BTC			(13,226,077)
Repayment of USDC to a related party			(329,722)
Collection of USDC from sales of property and equipment		712,800
Investment in digital asset held within fund	4,683,021
Cash and cash equivalents	16,860,934	32,691,060
Restricted cash	1,320,000	1,320,000
Cash, cash equivalents and restricted cash	$ 18,180,934	$ 34,011,060